Goodwill Balance by Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 27, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill	$ 34,198	$ 34,198	$ 34,198
Seating
Goodwill [Line Items]
Goodwill	19,402	19,402	19,402
Components
Goodwill [Line Items]
Goodwill	$ 14,796	$ 14,796	$ 14,796